Debt (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Feb. 01, 2014	Nov. 01, 2014	Nov. 02, 2013	Feb. 02, 2013
Debt
Capitalized costs, net of write-offs, related to issuance of various debt instruments	108
Expected amortization expense pertaining to the deferred financing costs
2014	12
2015	11
2016	11
2017	11
2018	6
Thereafter	1
Total amortization expense	52
Aggregate amount of scheduled maturities of debt
2014	16
2015	16
2016	17
2017	17
2018	3,362
Thereafter	260
Total debt payments	3,688
Plus unrealized premium amortization	9
Less unrealized discount accretion	(3)
Long-term Debt, Total	3,694	3,336	3,881	3,041
Weighted average interest rate of the current portion of long-term debt (as a percent)	3.75%			10.69%
Minimum
Debt
Term of debt agreement	5 years
Maximum
Debt
Term of debt agreement	10 years
Michaels Stores Inc
Debt
Capitalized costs, net of write-offs, related to issuance of various debt instruments	91
Expected amortization expense pertaining to the deferred financing costs
2014	9
2015	8
2016	8
2017	7
2018	4
Thereafter	1
Total amortization expense	37
Aggregate amount of scheduled maturities of debt
2014	16
2015	16
2016	17
2017	17
2018	2,562
Thereafter	260
Total debt payments	2,888
Plus unrealized premium amortization	9
Less unrealized discount accretion	(3)
Long-term Debt, Total	2,894	$ 2,975	$ 3,081	$ 3,041